UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: March 31, 2012 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL February 7, 2012


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: $142,886
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO		COM 	01748X102	3110	57073	SH			SOLE	57073
ANALOGIC CORP			COM 	32657207	3007	44525	SH			SOLE	44525
ASCENA RETAIL GROUP INC		COM 	04351G101	4286	96717	SH			SOLE	96717
CASEY'S GENERAL STORES INC	COM 	147528103	4556	82150	SH			SOLE	82150
CELADON GROUP INC		COM 	150838100	4831	310675	SH			SOLE	310675
CINTAS CORP			COM 	172908105	398	10179	SH			SOLE	10179
CONCEPTUS INC			COM 	206016107	1956	136015	SH			SOLE	136015
ESCO TECHNOLOGIES INC		COM 	296315104	10926	297142	SH			SOLE	297142
HAWAIIAN HOLDINGS INC		COM 	419879101	376	71857	SH			SOLE	71857
HERMAN MILLER INC		COM 	600544100	2136	93020	SH			SOLE	93020
HURON CONSULTING GROUP INC	COM 	447462102	3803	101246	SH			SOLE	101246
JABIL CIRCUIT INC		COM 	466313103	5427	216030	SH			SOLE	216030
JAKKS PACIFIC INC		COM 	47012E106	2083	119375	SH			SOLE	119375
JDS UNIPHASE CORP		COM 	46612J507	6467	446336	SH			SOLE	446336
LUMBER LIQUIDATORS HOLDINGS	COM 	55003T107	3280	130611	SH			SOLE	130611
MARTIN MARIETTA MATERIALS	COM 	573284106	685	7997	SH			SOLE	7997
MASTEC INC			COM 	576323109	4836	267334	SH			SOLE	267334
MENTOR GRAPHICS CORP		COM 	587200106	2208	148568	SH			SOLE	148568
MERIT MEDICAL SYSTEMS INC	COM 	589889104	4950	398575	SH			SOLE	398575
MULTIMEDIA GAMES HOLDING CO	COM 	625453105	4118	375742	SH			SOLE	375742
NCI BUILDING SYSTEMS INC	COM 	628852204	3832	332893	SH			SOLE	332893
NEWPORT CORP			COM 	651824104	6366	359272	SH			SOLE	359272
OXFORD INDUSTRIES INC		COM 	691497309	816	16060	SH			SOLE	16060
QUANTA SERVICES INC		COM 	74762E102	265	12691	SH			SOLE	12691
RICHARDSON ELEC LTD		COM 	763165107	6220	519218	SH			SOLE	519218
ROADRUNNER TRANSPORTATION SY	COM 	76973Q105	5933	341934	SH			SOLE	341934
ROBBINS & MYERS INC		COM 	770196103	304	5831	SH			SOLE	5831
ROFIN-SINAR TECHNOLOGIES INC	COM 	775043102	9975	378275	SH			SOLE	378275
SCHULMAN (A.) INC		COM 	808194104	1790	66239	SH			SOLE	66239
SCOTTS MIRACLE-GRO CO-CL A	COM 	810186106	2199	40601	SH			SOLE	40601
STANDARD MICROSYSTEMS CORP	COM 	853626109	413	15950	SH			SOLE	15950
STEELCASE INC-CL A		COM 	858155203	1829	190492	SH			SOLE	190492
SUPERTEX INC			COM 	868532102	2428	134387	SH			SOLE	134387
TAKE-TWO INTERACTIVE SOFTWRE	COM 	874054109	5911	384222	SH			SOLE	384222
TITAN MACHINERY INC		COM 	88830R101	8159	289324	SH			SOLE	289324
ULTRATECH INC			COM 	904034105	3210	110762	SH			SOLE	110762
VALMONT INDUSTRIES		COM 	920253101	291	2478	SH			SOLE	2478
WMS INDUSTRIES INC		COM 	929297109	6329	266727	SH			SOLE	266727
WNS HOLDINGS LTD-ADR		COM	92932M101	3177	263685	SH			SOLE	263685

